COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of commitments to extend credit for the managed portfolios

	Total Credit Limit	Utilized	Unfunded Commitment
Commercial revolving accounts	$3,777,225	$310,689	$3,466,536
Wholesale and dealer financing	$5,285,100	$3,840,444	$1,444,656

	Total Credit Limit	Utilized	Unfunded Commitment
Private label revolving charge accounts	$3,668,743	$265,177	$3,403,566
Wholesale and dealer financing	4,930,074	2,866,512	2,063,562